COLORADO BONDSHARES—A TAX EXEMPT FUND

1200 17th Street

Suite 850

Denver, CO 80202

(303) 572-6990

February 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	497(j) Filing for Colorado BondShares—A Tax-Exempt Fund (the “Fund”)

File Nos. 33-11981 and 811-05009

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 40 to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended and amendment number 43 to the Registration Statement under the Investment Company Act of 1940, as amended, which was filed electronically via EDGAR and went effective on January 29, 2018.

This filing is being effected by direct transmission via the Securities and Exchange Commission’s Operational EDGAR System. Please contact the undersigned if there are any questions relating to this filing.

Very truly yours,

/s/ George N. Donnelly
George N. Donnelly Interim President, Secretary and Treasurer